Gain on legal settlement (Details Textual)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Jul. 27, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Jul. 27, 2016 CNY (¥)	Jul. 31, 2015 CAD ($)	Jul. 31, 2015 CNY (¥)
Disclosure of gain on legal settlement [Line Items]
Proceeds to be received from legal settlement | ¥					¥ 5,000,000
Gains on litigation settlements	$ 0	$ 530,789		$ 51,745
Minco China [Member]
Disclosure of gain on legal settlement [Line Items]
Proceeds to be received from legal settlement						$ 1,074,134	¥ 5,000,000
Gains on litigation settlements			$ 530,789